Note 9 - Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2013	2012
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$7,200	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	497	497
GEM Services, Inc. (“GEM”)	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp (“Verticil”)	250	-
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	14,837	14,587
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	1,284	943
China Resources Microelectronic Limited (“CR Micro”)	-	-
	1,284	943

	$16,121	$15,530

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Etrend	$920	$364	$-	$1,284
	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Value

Etrend	$920	$23	$-	$943